UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-4264

Name of Fund:  BlackRock California Insured Municipal Bond Fund of
               BlackRock California Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007 (unaudited)            (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
California - 89.3%  $ 2,625  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                             Medical Center), 6% due 12/01/2029 (a)                                                     $   2,776
                    -------------------------------------------------------------------------------------------------------------
                      3,750  Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                             (Community Facility Number 1), Series A, 7% due 8/01/2019                                      3,803
                    -------------------------------------------------------------------------------------------------------------
                      3,600  Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien,
                             Series A, 5.25% due 10/01/2021 (g)                                                             3,746
                    -------------------------------------------------------------------------------------------------------------
                      5,500  Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public Improvement
                             Projects), Sub-Series C, 4.45% due 9/01/2035 (e)(i)                                            1,464
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                             RITES, 9.12% due 12/28/2018 (f)(g)(k)                                                          4,268
                    -------------------------------------------------------------------------------------------------------------
                      2,415  Bakersfield, California, City School District, GO, Series A, 5% due 11/01/2027 (e)             2,558
                    -------------------------------------------------------------------------------------------------------------
                      5,000  Banning, California, Utility Authority, Water Enterprise Revenue Refunding Bonds
                             (Improvement Projects), 5.25% due 11/01/2035 (d)                                               5,385
                    -------------------------------------------------------------------------------------------------------------
                        770  Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                             (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (e)                          779
                    -------------------------------------------------------------------------------------------------------------
                      2,665  Cajon Valley, California, Unified Elementary School District, GO (Election of 2000),
                             Series E, 5% due 8/01/2031 (e)                                                                 2,805
                    -------------------------------------------------------------------------------------------------------------
                        320  California Educational Facilities Authority Revenue Bonds (University of the Pacific),
                             5.875% due 11/01/2020 (g)                                                                        341
                    -------------------------------------------------------------------------------------------------------------
                      5,000  California Health Facilities Financing Authority Revenue Bonds, DRIVERS, Series 181,
                             6.864% due 6/01/2022 (e)(k)                                                                    5,361
                    -------------------------------------------------------------------------------------------------------------
                      3,000  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permeate), RIB,
                             Series 26, 6.92% due 6/01/2022 (e)(k)                                                          3,216
                    -------------------------------------------------------------------------------------------------------------
                      2,080  California Health Facilities Financing Authority Revenue Bonds (Sutter Health),
                             Series A, 6.25% due 8/15/2035                                                                  2,245
                    -------------------------------------------------------------------------------------------------------------
                      2,355  California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic
                             Healthcare West), Series A, 6% due 7/01/2017 (g)                                               2,383
                    -------------------------------------------------------------------------------------------------------------
                      3,000  California State Public Works Board, Lease Revenue Bonds (Various Community College
                             Projects), Series A, 5.625% due 3/01/2016 (a)                                                  3,035
                    -------------------------------------------------------------------------------------------------------------
                      2,475  California Statewide Communities Development Authority, Health Facility Revenue Bonds
                             (Memorial Health Services), Series A, 6% due 10/01/2023                                        2,677
                    -------------------------------------------------------------------------------------------------------------
                      1,720  Capistrano, California, Unified School District, Community Facility District, Special Tax
                             Bonds (Number 05-1 Rancho Madrina), 5.15% due 9/01/2029                                        1,736
                    -------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

      To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DRIVERS      Derivative Inverse Tax-Exempt Receipts
GO           General Obligation Bonds
RIB          Residual Interest Bonds
RITES        Residual Interest Tax-Exempt Securities
RITR         Residual Interest Trust Receipts
ROLS         Reset Option Long Securities

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007                        (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 5,000  Chabot-Las Positas, California, Community College District, GO (Election of 2004),
                             Series B, 5% due 8/01/2031 (a)                                                             $   5,263
                    -------------------------------------------------------------------------------------------------------------
                      5,585  Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding Bonds
                             (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                                5,722
                    -------------------------------------------------------------------------------------------------------------
                      2,065  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2010 (h)                    2,289
                    -------------------------------------------------------------------------------------------------------------
                      2,230  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2011 (h)                    2,553
                    -------------------------------------------------------------------------------------------------------------
                      2,410  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2012 (h)                    2,839
                    -------------------------------------------------------------------------------------------------------------
                      2,605  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2013 (h)                    3,152
                    -------------------------------------------------------------------------------------------------------------
                      2,810  Corona, California, COP, Refunding (Corona Community), 8% due 3/01/2014 (h)                    3,480
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Corona, California, Department of Water and Power, COP, 5% due 9/01/2035 (g)                   4,164
                    -------------------------------------------------------------------------------------------------------------
                      1,250  Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)          1,333
                    -------------------------------------------------------------------------------------------------------------
                      4,805  Duarte, California, Unified School District, Capital Appreciation, GO (Election of 1998),
                             Series E, 4.96% due 11/01/2030 (e)(i)                                                          1,623
                    -------------------------------------------------------------------------------------------------------------
                      2,500  East Bay, California, Municipal Utility District, Wastewater System Revenue Refunding
                             Bonds, Sub-Series A, 5% due 6/01/2033 (a)                                                      2,639
                    -------------------------------------------------------------------------------------------------------------
                      7,600  East Bay, California, Municipal Utility District, Water System Revenue Refunding Bonds,
                             Series A, 5% due 6/01/2037 (d)                                                                 8,003
                    -------------------------------------------------------------------------------------------------------------
                      1,625  East Side Union High School District, California, Santa Clara County, GO (Election of
                             2002), Series F, 5% due 8/01/2024 (e)                                                          1,715
                    -------------------------------------------------------------------------------------------------------------
                      1,850  East Side Union High School District, California, Santa Clara County, GO (Election of
                             2002), Series F, 5% due 8/01/2025 (e)                                                          1,951
                    -------------------------------------------------------------------------------------------------------------
                      1,000  Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A,
                             6% due 8/01/2007 (h)                                                                           1,043
                    -------------------------------------------------------------------------------------------------------------
                      3,000  Etiwanda School District, California, Community Facilities District Number 8,
                             Special Tax, 6.25% due 9/01/2032                                                               3,114
                    -------------------------------------------------------------------------------------------------------------
                      2,545  Eureka, California, Unified School District, GO (Election of 2002), 5.18%
                             due 8/01/2029 (g)(i)                                                                             907
                    -------------------------------------------------------------------------------------------------------------
                      2,685  Eureka, California, Unified School District, GO (Election of 2002), 4.52%
                             due 8/01/2031 (g)(i)                                                                             865
                    -------------------------------------------------------------------------------------------------------------
                      2,760  Eureka, California, Unified School District, GO (Election of 2002), 5.26%
                             due 8/01/2032 (g)(i)                                                                             847
                    -------------------------------------------------------------------------------------------------------------
                      2,835  Eureka, California, Unified School District, GO (Election of 2002), 4.54%
                             due 8/01/2033 (g)(i)                                                                             828
                    -------------------------------------------------------------------------------------------------------------
                      2,990  Eureka, California, Unified School District, GO (Election of 2002), 5.27%
                             due 8/01/2035 (g)(i)                                                                             797
                    -------------------------------------------------------------------------------------------------------------
                      3,620  Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                     3,779
                    -------------------------------------------------------------------------------------------------------------
                      2,000  Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)              2,081
                    -------------------------------------------------------------------------------------------------------------
                      2,000  Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(h)              2,092
                    -------------------------------------------------------------------------------------------------------------
                      5,080  Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                             Facilities District Number 86-1), 5.50% due 11/01/2017 (a)                                     5,218
                    -------------------------------------------------------------------------------------------------------------
                      4,445  Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series B, 5.20% due 5/15/2027
                             (g)                                                                                            4,656
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20% due 11/01/2031
                             (a)                                                                                            4,317
                    -------------------------------------------------------------------------------------------------------------
                      6,000  Los Angeles, California, Department of Airports, Airport Revenue Refunding Bonds (Ontario
                             International Airport), AMT, Series A, 5% due 5/15/2026 (g)                                    6,228
                    -------------------------------------------------------------------------------------------------------------


BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007                        (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 4,310  Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                             due 10/01/2018 (c)(g)                                                                      $   5,048
                    -------------------------------------------------------------------------------------------------------------
                     10,000  Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds
                             (Police Headquarters Facility and Public Works Building), Series A, 5% due 1/01/2025 (d)      10,529
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 5%
                             due 6/01/2032 (g)                                                                              4,187
                    -------------------------------------------------------------------------------------------------------------
                      5,400  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                             Series A-A-1, 5.25% due 7/01/2020 (e)                                                          5,654
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System),
                             Series A-A-2, 5.375% due 7/01/2021 (g)                                                         4,221
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax
                             Revenue Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)       4,187
                    -------------------------------------------------------------------------------------------------------------
                      5,000  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                             Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2029 (d)   5,239
                    -------------------------------------------------------------------------------------------------------------
                      2,500  Los Angeles County, California, Sanitation Districts Financing Authority, Revenue
                             Refunding Bonds (Capital Projects - District Number 14), Sub-Series B, 5% due 10/01/2030 (d)   2,618
                    -------------------------------------------------------------------------------------------------------------
                      4,275  Los Gatos, California, Unified School District, GO (Election of 2001), Series C, 5% due
                             8/01/2030 (d)                                                                                  4,482
                    -------------------------------------------------------------------------------------------------------------
                      2,000  Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%
                             due 8/01/2027 (g)                                                                              2,089
                    -------------------------------------------------------------------------------------------------------------
                      2,220  Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (e)          2,302
                    -------------------------------------------------------------------------------------------------------------
                      5,500  Murrieta Valley, California, Unified School District, Public Financing Authority, Special
                             Tax Revenue Bonds, Series A, 5.125% due 9/01/2026 (b)                                          5,847
                    -------------------------------------------------------------------------------------------------------------
                      3,565  Oakland, California, Sewer Revenue Bonds, Series A, 5% due 6/15/2028 (e)                       3,722
                    -------------------------------------------------------------------------------------------------------------
                      3,000  Orange County, California, Community Facilities District, Special Tax Bonds (Number 04-1
                             Ladera Ranch), Series A, 5.15% due 8/15/2029                                                   3,103
                    -------------------------------------------------------------------------------------------------------------
                      1,500  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                             Center Project), Series A, 5.50% due 11/01/2029 (g)                                            1,649
                    -------------------------------------------------------------------------------------------------------------
                      5,485  Peralta, California, Community College District, GO (Election of 2000), Series C, 5% due
                             8/01/2029 (g)                                                                                  5,725
                    -------------------------------------------------------------------------------------------------------------
                      4,845  Placerville, California, Public Financing Authority, Revenue Refunding Bonds (Wasterwater
                             System Refunding and Improvement Project), 5% due 9/01/2034 (l)                                5,059
                    -------------------------------------------------------------------------------------------------------------
                      1,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019 (g)  1,028
                    -------------------------------------------------------------------------------------------------------------
                      5,777  Port of Oakland, California, RITR, AMT, Class R, Series 5, 7.326% due 11/01/2012 (d)(k)        6,328
                    -------------------------------------------------------------------------------------------------------------
                      4,295  Riverside, California, Unified School District, GO (Election of 2001), Series B, 5%
                             due 8/01/2030 (g)                                                                              4,524
                    -------------------------------------------------------------------------------------------------------------
                      1,750  Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                             Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                   1,913
                    -------------------------------------------------------------------------------------------------------------
                        285  Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                             (Redevelopment Projects), 5.75% due 12/01/2022 (a)                                               303
                    -------------------------------------------------------------------------------------------------------------
                      8,000  Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                             Series L, 5.125% due 7/01/2022 (g)                                                             8,167
                    -------------------------------------------------------------------------------------------------------------
                      3,400  Sacramento, California, Unified School District, GO (Election of 2002), 5% due 7/01/2027 (g)   3,570
                    -------------------------------------------------------------------------------------------------------------
                      1,820  Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (e)               1,900
                    -------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007                        (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 3,500  Saddleback Valley, California, Unified School District, Public Financing Authority,
                             Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)                     $   3,517
                    -------------------------------------------------------------------------------------------------------------
                      2,000  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                             (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                       2,018
                    -------------------------------------------------------------------------------------------------------------
                      4,000  San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                             5.50% due 8/01/2019 (g)                                                                        4,006
                    -------------------------------------------------------------------------------------------------------------
                      2,000  San Diego, California, Certificates of Undivided Interest, Revenue Bonds, ROLS, Series
                             II-R-551X, 6.464% due 8/01/2024 (d)(k)                                                         2,096
                    -------------------------------------------------------------------------------------------------------------
                     10,000  San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                             Revenue Bonds, 5% due 8/01/2021 (d)                                                           10,226
                    -------------------------------------------------------------------------------------------------------------
                      4,450  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                             Series A, 5.25% due 5/15/2027 (d)                                                              4,499
                    -------------------------------------------------------------------------------------------------------------
                      6,175  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                             Series B, 5.25% due 5/15/2027 (d)                                                              6,243
                    -------------------------------------------------------------------------------------------------------------
                      7,350  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                             due 5/01/2030 (e)                                                                              7,662
                    -------------------------------------------------------------------------------------------------------------
                      4,000  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                             due 5/01/2031 (e)                                                                              4,167
                    -------------------------------------------------------------------------------------------------------------
                        345  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                             Bonds, 5.125% due 7/01/2036 (a)                                                                  357
                    -------------------------------------------------------------------------------------------------------------
                      6,270  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                             Bonds, Series A, 5% due 7/01/2030 (g)                                                          6,571
                    -------------------------------------------------------------------------------------------------------------
                      1,250  San Francisco, California, City and County Airport Commission, International Airport,
                             Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
                             Series A, 6.10% due 1/01/2020 (e)                                                              1,290
                    -------------------------------------------------------------------------------------------------------------
                      5,790  San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding
                             Bonds, Series A, 5.375% due 1/15/2029 (g)                                                      5,912
                    -------------------------------------------------------------------------------------------------------------
                      1,420  San Jose-Evergreen, California, Community College District, GO, Series B, 5.50% due
                             9/01/2021 (d)                                                                                  1,490
                    -------------------------------------------------------------------------------------------------------------
                      3,000  San Juan, California, Unified School District, GO, 5.70% due 8/01/2009 (e)(h)                  3,183
                    -------------------------------------------------------------------------------------------------------------
                      8,085  San Juan, California, Unified School District, GO, 5.625% due 8/01/2010 (d)(h)                 8,610
                    -------------------------------------------------------------------------------------------------------------
                      3,500  San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028 (g)     3,641
                    -------------------------------------------------------------------------------------------------------------
                      2,240  San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                             (Capital Projects), Series A, 5.125% due 7/15/2028 (e)                                         2,288
                    -------------------------------------------------------------------------------------------------------------
                      1,650  Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                             Facilities District Number 99), Series 1, 6.20% due 9/01/2020                                  1,747
                    -------------------------------------------------------------------------------------------------------------
                      4,000  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery
                             Redevelopment Project), 6% due 7/01/2009 (a)(h)                                                4,226
                    -------------------------------------------------------------------------------------------------------------
                      1,000  Santa Rosa, California, High School District, GO, 5.70% due 5/01/2021 (e)                      1,027
                    -------------------------------------------------------------------------------------------------------------
                      1,000  Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028 (g)      1,040
                    -------------------------------------------------------------------------------------------------------------

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007                        (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                              Value
---------------------------------------------------------------------------------------------------------------------------------
                    $ 6,700  Sonoma County, California, Junior College District, GO (Election 2002), Refunding,
                             Series B, 5% due 8/01/2028 (e)                                                             $   7,033
                    -------------------------------------------------------------------------------------------------------------
                      4,865  South Tahoe, California, Joint Powers Financing Authority, Lease Revenue Refunding
                             Bonds, 5.125% due 10/01/2025 (g)                                                               5,201
                    -------------------------------------------------------------------------------------------------------------
                      1,400  Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                             Capital Improvement Projects), Series A, 5% due 10/01/2031 (g)                                 1,468
                    -------------------------------------------------------------------------------------------------------------
                      4,600  Tamalpais, California, Union High School District, GO (Election of 2006),
                             5% due 8/01/2029 (g)                                                                           4,849
                    -------------------------------------------------------------------------------------------------------------
                      1,255  Temecula Valley, California, Unified School District, Community Facilities District
                             Number 02-1, Special Tax Bonds, 5.125% due 9/01/2030                                           1,269
                    -------------------------------------------------------------------------------------------------------------
                      1,905  Temecula Valley, California, Unified School District, Community Facilities District
                             Number 02-1, Special Tax Bonds, 5.125% due 9/01/2035                                           1,920
                    -------------------------------------------------------------------------------------------------------------
                      1,650  Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,
                             5% due 9/15/2026 (d)                                                                           1,718
                    -------------------------------------------------------------------------------------------------------------
                      5,500  University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center),
                             Series B, 5.50% due 5/15/2021 (a)                                                              5,976
                    -------------------------------------------------------------------------------------------------------------
                      4,215  Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (e)              4,430
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.7%    6,610  Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)           6,964
---------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds  (Cost - $349,662) - 91.0%                                             362,114
---------------------------------------------------------------------------------------------------------------------------------

                             Municipal Bonds Held in Trust (m)
---------------------------------------------------------------------------------------------------------------------------------
California - 14.3%   14,000  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                             Series A, 5.50% due 6/01/2022 (e)                                                             14,504
                    -------------------------------------------------------------------------------------------------------------
                      6,000  La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A,
                             5.125% due 9/01/2034 (a)                                                                       6,304
                    -------------------------------------------------------------------------------------------------------------
                      8,000  Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (g)           8,508
                    -------------------------------------------------------------------------------------------------------------
                      2,540  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                             (Project Area Number 2), Series A, 5.125% due 8/01/2036 (a)                                    2,684
                    -------------------------------------------------------------------------------------------------------------
                      5,035  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.875% due 11/01/2017 (d)           5,275
                    -------------------------------------------------------------------------------------------------------------
                     12,710  Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                             5.375% due 11/01/2027 (d)                                                                     13,401
                    -------------------------------------------------------------------------------------------------------------
                      6,000  San Diego, California, Certificates of Undivided Interest Revenue Bonds
                             (Water Utility Fund), 5.20% due 8/01/2024 (d)                                                  6,143
---------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Held in Trust (Cost - $55,995) - 14.3%                                  56,819
---------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held  Mutual Funds
---------------------------------------------------------------------------------------------------------------------------------
                         69  BlackRock California Insured Municipal 2008 Term Trust, Inc. (f)                               1,041
---------------------------------------------------------------------------------------------------------------------------------
                             Total Mutual Funds (Cost - $1,156) - 0.3%                                                      1,041
---------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                      1,063  CMA California Municipal Money Fund, 3.25% (f)(j)                                              1,063
---------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $1,063) - 0.3%                                             1,063
---------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $407,876*) - 105.9%                                                421,037

                             Other Assets Less Liabilities - 1.0%                                                           3,951

                             Liability for Trust Certificates, Including Interest Expense Payable - (6.9%)                (27,314)
                                                                                                                        ---------
                             Net Assets - 100.0%                                                                        $ 397,674
                                                                                                                        =========

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust

Schedule of Investments as of May 31, 2007                        (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 381,215
                                                                      =========
      Gross unrealized appreciation                                   $  13,665
      Gross unrealized depreciation                                        (986)
                                                                      ---------
      Net unrealized appreciation                                     $  12,679
                                                                      =========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------------------------
                                                                   Purchase        Sales       Realized          Interest/
      Affiliate                                                      Cost          Cost          Gain         Dividend Income
      -----------------------------------------------------------------------------------------------------------------------
      Anaheim, California, Public Financing Authority, Tax
        Allocation Revenue Refunding Bonds, RITES, 9.12%
        due 12/28/2018                                                --            --            --            $        275
      BlackRock California Insured Municipal 2008 Term
        Trust, Inc.                                                   --            --            --            $         38
      CMA California Municipal Money Fund                             --         $ 5,188*         --            $        130
      -----------------------------------------------------------------------------------------------------------------------

*     Represents net sale cost.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of May 31, 2007.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   XL Capital Insured.
(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

o     Financial futures contracts purchased as of May 31, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
      Number of                                                                                  Unrealized
      Contracts                 Issue                   Expiration Date        Face Value       Appreciation
      ------------------------------------------------------------------------------------------------------
         100         10-Year U.S. Treasury Bonds         September 2007       $ 10,629,999         $ 7,501
      ------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of
BlackRock California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: July 24, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: July 24, 2007